CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (DEFICIT) [Parenthetical] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Issuance Cost of Stock Issued for Cash		$ 814,604
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Issuance Cost		$ 105,168
Convertible Debentures [Member]
Issuance Cost	$ 309,345
Preferred Stock [Member]
Issuance Cost	$ 345,143
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Issuance Cost	$ 310,197